SCHEDULE OF RESTRICTED BANK DEPOSITS CASH AND BANK BALANCES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Restricted bank deposits	$ 628,156	$ 603,341
Cash and bank balances	3,979,416	5,082,587	$ 3,545,458	$ 3,554,117
Total	$ 4,607,572	$ 5,685,928